Segment Information - Schedule of Reconciliation of Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Reconciliation of Adjusted EBITDA [Abstract]
Total Adjusted EBITDA	$ 171	$ 142	$ 477	$ 374
Depreciation	(37)	(30)	(102)	(89)
Amortization	(17)	(12)	(46)	(34)
Impairment	(3)		(6)	(2)
Loss on disposal of non-current assets		(1)	(1)	(1)
Listing expense	(162)		(162)
Finance costs	(18)	(20)	(57)	(62)
Finance income	2	10	13	26
Other non-operating (loss) / gain, net	(6)	(1)	(8)
Net foreign exchange (loss) / gain, net	(1)	14	(21)	24
Profit/(loss) before tax	$ (71)	$ 102	$ 87	$ 236